Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00125 per share
Amount Registered | shares	11,362,132
Proposed Maximum Offering Price per Unit	17.50
Maximum Aggregate Offering Price	$ 198,837,310.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,459.43
Offering Note	(1) Includes shares of common stock, par value $0.00125 per share (the "Common Stock") of Wolfspeed, Inc. (the "Company") issuable upon conversion of certain senior secured convertible notes issued by the registrant pursuant to that certain Indenture, dated September 29, 2025, between the Company, Wolfspeed Texas LLC, as subsidiary guarantor, and U.S. Bank Trust Company, National Association, as trustee and collateral agent. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under Securities Act of 1933, as amended, based on the average of the high and low sales prices of shares of the registrant's Common Stock on the New York Stock Exchange ("NYSE") on November 11, 2025 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission).